                                    ARK FUNDS

          Supplement to Retail Class Prospectus dated September 1, 1996

       This supplement provides new and additional information beyond that contained in the Retail Class Prospectus and should be retained and read in conjunction with the Prospectus.

1. The following expense information updates and replaces the expense information with respect to the Portfolios in the tables under "Fees and Expenses" at pages 4 through 7 of the Prospectus:

                                                                               Retail Class
                                                       --------------------------------------------------------------
                                                       U.S. Treasury    U.S. Government    Money      Tax-Free
                                                       Money Market     Money Market       Market     Money Market
SHAREHOLDER TRANSACTION EXPENSES                       Portfolio        Portfolio *        Portfolio  Portfolio
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price).............      None               --                None      None
Maximum Sales Load Imposed on Reinvested Dividends
   (as a percentage of offering price).............      None               --                None      None
Maximum Contingent Deferred Sales Charge...........      None               --                None      None
Exchange Fee.......................................      None               --                None      None
Redemption Fee.....................................      None               --                None      None

ANNUAL OPERATING EXPENSES
   (as a percentage of average net assets)
Advisory Fees (after waivers) (1)..................      .19%             .14%                .10%      .09%
12b-1 Fees (after waivers) (2).....................      .31%             .00%                .31%      .31%
Other Expenses (after fee waivers) (3).............      .18%             .18%                .17%      .20%
---------------------------------------------------------------------------------------------------------------------

Total Operating Expenses (after fee waivers) (4)...      .68%             .32%                .58%      .60%
---------------------------------------------------------------------------------------------------------------------

*   Retail Class shares of this Portfolio are not currently being offered.

(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Portfolios and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Portfolios would be .25%.

(2) 12b-1 fees include a distribution fee and a shareholder servicing fee. The Fund's distributor has agreed to waive, on a voluntary basis, all of its distribution fee for the U.S. Government Money Market Portfolio. Absent such waiver, the distribution fee for the U.S. Government Money Market Portfolio would be .25%. Additionally, a portion or all of the shareholder servicing fees are being waived for the Portfolios. Absent such waivers, the shareholder servicing fees would be .15%.

(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and 12b-1 fees. The Fund's administrator has agreed to waive, on a voluntary basis, .008% of its fee for the Money Market Portfolio and the other expenses shown for that Portfolio reflect the voluntary waiver. The administrator reserves the right to terminate its fee waiver at any time in its sole discretion. Absent such waiver, other expenses for the Money Market Portfolio would be .138%.

(4) Absent the voluntary fee waivers described above, total operating expenses for Retail Class shares of the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio would be .83%, .83% .83% and .85%, respectively.

EXAMPLE
-------------------------------------------------------------------------------

          An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                          1 yr     3 yrs    5 yrs   10 yrs
                                                                          ----     -----    -----   ------
          U.S. Treasury Money Market Portfolio..........................     7       22       38      85
          U.S. Government Money Market Portfolio........................     3       10       --      --
          Money Market Portfolio........................................     6       19       32      73
          Tax-Free Money Market Portfolio...............................     6       19       33      75

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.



                                                                                 Retail Class
                                                       ----------------------------------------------------------------------
                                                         Short-Term    Intermediate               Maryland    Pennsylvania
                                                         Treasury      Fixed Income   Income      Tax-Free    Tax-Free
SHAREHOLDER TRANSACTION EXPENSES                         Portfolio     Portfolio*     Portfolio   Portfolio   Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price) (1).........         None         --            None           None        None
Maximum Sales Load Imposed on Reinvested Dividends
   (as a percentage of offering price).............         None         --            None           None        None
Maximum Contingent Deferred Sales Charge...........         None         --            None           None        None
Exchange Fee.......................................         None         --            None           None        None
Redemption Fee.....................................         None         --            None           None        None

ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waivers) (2)..................         .30%       .45%            .50%           .45%        .37%
12b-1 Fees (after waivers) (3).....................         .25%       .00%            .25%           .25%        .25%
Other Expenses (after fee waivers) (4).............         .25%       .23%            .20%           .23%        .26%
-----------------------------------------------------------------------------------------------------------------------------

Total Operating Expenses (after fee waivers) (5)...         .80%       .68%            .95%           .93%        .88%
-----------------------------------------------------------------------------------------------------------------------------

*   Retail Class shares of this Portfolio are not currently being offered.

(1) Sales loads of 4.50% are being waived on all purchases of Retail Class shares of the Income Portfolio, Maryland Tax-Free Portfolio and
Pennsylvania Tax-Free Portfolio. These waivers will be in effect at least through December 31, 1997.

(2) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Short-Term Treasury Portfolio, Intermediate Fixed Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Short-Term Treasury Portfolio, Intermediate Fixed Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio would be .35%, .60%, .50% and .50%, respectively.

(3) 12b-1 fees include a distribution fee and a shareholder servicing fee. The Fund's distributor has agreed to waive, on a voluntary basis, a portion or all of its distribution fees for the Portfolios. Absent such waivers, the distribution fees would be .40% for the Short-Term Treasury Portfolio and .30% for the Intermediate Fixed Income Portfolio, Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio. Additionally, all of the shareholder servicing fees are being waived for the Portfolios. Absent such waivers, the shareholder servicing fees would be .06% for the Short-Term Treasury Portfolio, Intermediate Fixed Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio, and .15% for the Income Portfolio.

(4) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and 12b-1 fees.

(5) Absent the voluntary fee waivers described above, total operating expenses for Retail Class shares of the Short-Term Treasury Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio would be 1.06%, 1.19%, 1.15%, 1.09% and 1.12%, respectively.


EXAMPLE
--------------------------------------------------------------------------------

          An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                                            1 yr    3 yrs   5 yrs   10 yrs
                                                                            ----    -----   -----   ------
          Short-Term Treasury Portfolio.................................       8      26    --       --
          Intermediate Fixed Income Portfolio...........................       7      22    --       --
          Income Portfolio..............................................      10      30    53       117
          Maryland Tax-Free Portfolio...................................       9      30    --       --
          Pennsylvania Tax-Free Portfolio...............................       9      28    --       --

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.


                                                                                  Retail Class
                                                       --------------------------------------------------------------------
                                                                         Equity       Blue Chip     Mid-Cap
                                                           Balanced      Income       Equity        Equity       Stock
SHAREHOLDER TRANSACTION EXPENSES                           Portfolio +   Portfolio*   Portfolio     Portfolio *  Portfolio*
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price) (1).........         None          --           None           --         --
Maximum Sales Load Imposed on Reinvested Dividends
   (as a percentage of offering price).............         None          --           None           --         --
Maximum Contingent Deferred Sales Charge...........         None          --           None           --         --
Exchange Fee.......................................         None          --           None           --         --
Redemption Fee.....................................         None          --           None           --         --

ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waivers) (2)..................         .55%        .60%           .40%         .65%       .65%
12b-1 Fees (after waivers) (3).....................         .25%        .00%           .25%         .00%       .00%
Other Expenses (after fee waivers) (4).............         .20%        .23%           .25%         .25%       .25%
---------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (5)...         1.00%       .83%           .90%         .90%       .90%
---------------------------------------------------------------------------------------------------------------------------

+   Formerly Growth and Income Portfolio.

*   Retail Class shares of this Portfolio are not currently being offered.

(1) Sales loads of 4.75% are being waived on all purchases of Retail Class shares of the Balanced Portfolio and Blue Chip Equity Portfolio. These waivers will be in effect at least through December 31, 1997.

(2) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Equity Income Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio and Stock Portfolio and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Equity Income Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio and Stock Portfolio would be .70%, .60%, .70% and .70%, respectively.

(3) 12b-1 fees include a distribution fee and a shareholder servicing fee. The Fund's distributor has agreed to waive, on a voluntary basis, a portion or all of its distribution fees for the Portfolios. Absent such waivers, the distribution fees for the Portfolios would be .40%. Additionally, all of the shareholder servicing fees are being waived for the Portfolios. Absent such waivers, the shareholder servicing fees would be .15% for the Balanced Portfolio and .06% for the Equity Income Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio and Stock Portfolio.

(4) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and 12b-1 fees.

(5) Absent the voluntary fee waivers described above, total operating expenses for Retail Class shares of the Balanced Portfolio, Equity Income Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio and Stock Portfolio would be 1.30%, 1.39%, 1.46%, 1.41% and 1.56%, respectively.


EXAMPLE
--------------------------------------------------------------------------------

          An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                                          1 yr     3 yrs    5 yrs   10 yrs
                                                                          ----     -----    -----   ------
          Balanced Portfolio............................................    10       32     55       122
          Equity Income Portfolio.......................................     8       26     --       --
          Blue Chip Equity Portfolio....................................     9       29     50       111
          Mid-Cap Equity Portfolio......................................     9       29     --       --
          Stock Portfolio...............................................     9       29     --       --

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

                                                                                      Retail Class
                                                                       ---------------------------------------------
                                                                       Capital          Special       International
                                                                       Growth           Equity        Equity
SHAREHOLDER TRANSACTION EXPENSES                                       Portfolio        Portfolio     Portfolio
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price) (1)......................         None           None          None
Maximum Sales Load Imposed on Reinvested Dividends
   (as a percentage of offering price)..........................         None           None          None
Maximum Contingent Deferred Sales Charge........................         None           None          None
Exchange Fee....................................................         None           None          None
Redemption Fee..................................................         None           None          None

ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waivers) (2)...............................         .60%           .60%          .56%
Rule 12b-1 Fees (after waivers) (3).............................         .25%           .25%          .00%
Other Expenses (after fee waivers) (4)..........................         .23%           .27%          .99%
--------------------------------------------------------------------------------------------------------------------

Total Operating Expenses (after fee waivers) (5)................        1.08%          1.12%         1.55%
--------------------------------------------------------------------------------------------------------------------

(1) Sales loads of 4.75% are being waived on all purchases of Retail Class shares of the Portfolios. These waivers will be in effect through at least December 31, 1997.

(2) The adviser of the International Equity Portfolio has agreed, on a voluntary basis, to waive its fee (and, if necessary, to reimburse other expenses) in order to limit the Portfolio's expense ratio to 1.55%. The advisory fee shown reflects this voluntary waiver. The adviser reserves the right to terminate its fee waiver at any time in its sole discretion. Absent such waiver, the advisory fee for the International Equity Portfolio would be .80%.

(3) 12b-1 fees include a distribution fee and a shareholder servicing fee. The Fund's distributor has agreed to waive, on a voluntary basis, a portion or all of its distribution fees for the Portfolios. Absent such waivers, the distribution fees for the Portfolios would be .40%. Additionally, all of the shareholder servicing fees are being waived for the Portfolios. Absent such waivers, the shareholder servicing fees would be .15% for the Capital Growth Portfolio and Special Equity Portfolio and .06% for the International Equity Portfolio.

(4) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and 12b-1 fees.

(5) Absent the voluntary fee waivers described above, total operating expenses for Retail Class shares of the Capital Growth Portfolio, Special Equity Portfolio and International Equity Portfolio would be 1.38%, 1.42% and 2.25%, respectively.

EXAMPLE
-------------------------------------------------------------------------------

          An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                       1 yr      3 yrs    5 yrs    10 yrs
                                                                       ----      -----    -----    ------
           Capital Growth Portfolio..................................    11        34       60       132
           Special Equity Portfolio..................................    11        36       62       136
           International Equity Portfolio............................    16        49       84       185

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

2. The information under "Purchases, Exchanges and Redemptions-Sales Charges" in the Prospectus at page 23 is revised to reflect the fact that no sales charges are imposed on the Short-Term Treasury Portfolio and that sales load waivers for the other non-money-market Portfolios will be in effect at least through December 31, 1997.

3. The information under "Management of the Fund-Portfolio Management" in the Prospectus at pages 28 and 29 is supplemented to reflect the fact that Mr. Charles Knudsen is the co-manager, with Mr. Christopher Baggini, of the Balanced Portfolio and that Mr. Baggini is the co-manager, with Mr. Christopher Baker, of the Mid-Cap Equity Portfolio. Mr. Baker is an Investment Officer of Allied Investment Advisors, Inc. He has over two years of experience in managing mid-cap index common trust funds for the Trust Division of First Maryland. Mr. Baker has over five years of experience in First Maryland's Trust Division in investment research and equity analysis.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

January 22, 1997

AK1111-197                            - 4 -

                                    ARK FUNDS

      Supplement to Institutional Class Prospectus dated September 1, 1996

       This supplement provides new and additional information beyond that contained in the Institutional Class Prospectus, and should be retained and read in conjunction with the Prospectus.

1. The following expense information updates and replaces the expense information with respect to the Capital Growth Portfolio in the table under "Fees and Expenses" at page 7 of the Prospectus:

       ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
       -----------------------------------------------------------------

                                                                                                  Institutional Class
                                                                                                  -------------------
                                                                                                    Capital Growth
                                                                                                       Portfolio
                                                                                                  -------------------
          Advisory Fees (after waivers) .......................................................         .60%
          Other Expenses (after fee waivers) (1)...............................................         .23%
                                                                                                         ---
                                                                                                        .83%
          Total Operating Expenses (after fee waivers) ........................................

       (1) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory fees.

          EXAMPLE
          -------------------------------------------------------------------

                 An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                                 1 yr 3 yrs  5 yrs  10 yrs
                                                                                 ---- -----  -----  ------
          Capital Growth Portfolio......................................           8    26     46    103

     The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

2. The information under "Management of the Fund-Portfolio Management" in the Prospectus at pages 31 and 32 is supplemented to reflect the fact that Mr. Charles Knudsen is the co-manager, with Mr. Christopher Baggini, of the Balanced Portfolio and that Mr. Baggini is the co-manager, with Mr. Christopher Baker, of the Mid-Cap Equity Portfolio. Mr. Baker is an Investment Officer of Allied Investment Advisors, Inc. He has over two years of experience in managing mid-cap index common trust funds for the Trust Division of First Maryland. Mr. Baker has over five years of experience in First Maryland's Trust Division in investment research and equity analysis.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


January 22, 1997


AK2222-197